ENVIRONMENTAL REHABILITATION OBLIGATION FUND (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ENVIRONMENTAL REHABILITATION OBLIGATION FUNDS
Balance at beginning of the year	R 3,492.4	R 3,100.5	R 2,413.9
Contributions	63.0	114.5	74.7
Interest income	223.5	230.4	168.2
Fair value adjustment	(24.9)	46.5	11.1
Environmental rehabilitation obligation funds on acquisition of subsidiaries	244.7	0.5	432.6
Balance at end of the year	3,998.7	3,492.4	3,100.5
Restricted cash portion	633.9	483.8	352.3
Funds	R 3,364.8	R 3,008.6	R 2,748.2